Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Net cash flows from operating activities:
Net income	$ 1,677,376	$ 768,410	$ 962,563
Adjustments to reconcile net income to net cash provided by (used for) operations:
Deferred income tax provision	96,890	64,667	6,391
Recognition of accumulated other comprehensive income lodged taxes	0	0	(544,583)
Depreciation and amortization	151,169	142,394	129,766
Share-based compensation	78,160	40,038	49,848
Provision for doubtful accounts	55,876	48,157	29,800
(Income) loss related to associated companies	(156,490)	51,549	(288,164)
Distributions from associated companies	115,381	64,493	467,157
Net (gains) losses related to property and equipment, and other assets	11,013	68,946	(42,214)
Gain on sale of subsidiaries and associated companies	0	0	(210,278)
Net change in:
Securities deposited with clearing and depository organizations	34,237	751	(169)
Financial instruments owned, at fair value	(1,713,101)	(1,182,091)	218,419
Securities borrowed	520,455	714,664	(1,103,708)
Securities purchased under agreements to resell	(2,552,607)	(752,171)	(1,523,222)
Receivables from brokers, dealers and clearing organizations	(773,612)	(1,147,886)	211,198
Receivables from customers of securities operations	(329,026)	185,266	524,656
Other receivables	(97,899)	(79,253)	(2,283)
Other assets	(151,088)	97,468	15,705
Financial instruments sold, not yet purchased, at fair value	1,691,239	(604,591)	1,051,598
Securities loaned	(282,403)	270,261	(301,727)
Securities sold under agreements to repurchase	133,423	799,794	(1,122,982)
Payables to brokers, dealers and clearing organizations	2,492,893	698,873	111,757
Payables to customers of securities operations	210,055	442,913	631,854
Lease liabilities	(64,377)	(52,553)	0
Trade payables, expense accruals and other liabilities	528,101	1,179,182	(160,784)
Other	(102,647)	256,667	61,565
Net cash provided by (used for) operating activities	1,573,018	2,075,948	(827,837)
Net cash flows from investing activities:
Acquisitions of property, equipment and leasehold improvements, and other assets	(165,605)	(176,958)	(232,229)
Proceeds from sale of subsidiaries, net of expenses and cash of operations sold	0	179,654	(546)
Proceeds from sale of associated companies	0	0	790,612
Acquisitions, net of cash acquired	0	0	100,723
Advances on notes, loans and other receivables	(611,486)	(813,867)	(570,659)
Collections on notes, loans and other receivables	394,387	686,114	323,215
Proceeds from sales of loan receivables held to maturity	0	46,335	0
Loans to and investments in associated companies	(2,343,538)	(1,690,644)	(267,263)
Capital distributions and loan repayments from associated companies	2,323,549	1,555,973	110,656
Proceeds from maturities of investments	2,686	2,525	531,104
Proceeds from sales of investments	588	20,461	913,175
Other	(1,174)	4,215	8,307
Net cash provided by (used for) investing activities	(400,593)	(186,192)	1,707,095
Net cash flows from financing activities:
Issuance of debt, net of issuance costs	3,493,493	3,136,513	3,275,800
Repayment of debt	(3,202,314)	(3,084,531)	(2,588,791)
Net change in other secured financings	1,197,231	218,010	1,533,696
Net change in bank overdrafts	8,216	(34,663)	26,568
Distributions to noncontrolling interests	(16,263)	(1,694)	(5,293)
Contributions from noncontrolling interests	4,325	19,617	6,829
Purchase of common shares for treasury	(269,400)	(816,871)	(509,914)
Dividends paid	(222,798)	(160,940)	(149,647)
Other	1,804	1,034	330
Net cash provided by (used for) financing activities	994,294	(723,525)	1,589,578
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	(3,387)	18,306	(1,063)
Net increase in cash, cash equivalents and restricted cash	2,163,332	1,184,537	2,467,773
Cash, cash equivalents and restricted cash at beginning of period	9,664,972	8,480,435	6,012,662
Cash, cash equivalents and restricted cash at end of period	$ 11,828,304	$ 9,664,972	$ 8,480,435